Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 1.1	$ 3.8	$ 0
Restructuring and Related Cost, Cost Incurred to Date	22.5
Restructuring and Related Cost, Expected Cost	0
Total Income Statement Impact [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	9.1	13.4
Accelerated depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	8.0	9.6	0
Restructuring and Related Cost, Cost Incurred to Date	17.6
Restructuring and Related Cost, Expected Cost	0
Accelerated depreciation [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	8.0	9.6
Pension curtailment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1.7
Restructuring and Related Cost, Expected Cost	0
Pension curtailment [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	0	1.7
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0.7	2.1
Restructuring expenses	1.1
Payments for Restructuring	(2.5)
Restructuring and Related Cost, Cost Incurred to Date	3.2
Restructuring and Related Cost, Expected Cost	0
Employee Severance [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 1.1	$ 2.1